Significant Accounting Estimates and Judgments (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Estimates and Judgments
Schedule of changes in key assumptions and estimates having impact on value of GPA

	Sensitivity applied to key	Impact on GPA asset value
Key assumption	assumption	at December 31, 2025
Gold price	+/- 10%	+/- $7.6 million
Discount rate	+/- 1%	- $3.7 million / + $4.1 million